Shareholders' Equity - Schedule of Shares of Common Stock Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shares of common stock outstanding
Beginning balance (in shares)	199,078,909	203,688,118	204,856,564
Shares issued under stock award (in shares)	1,403,340	702,273	331,554
Shares issued upon exercise of stock options (in shares)	0	61,714	0
Repurchases of common stock (in shares)	0	(5,373,196)	(1,500,000)
Ending balance (in shares)	200,482,249	199,078,909	203,688,118